Unaudited Condensed Statements of Changes in Consolidated Shareholders' Equity (Parenthetical) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)		Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)		Jun. 30, 2025 EUR (€)
Retained Earnings (Deficit) [member]
Allocation of prior period loss	$ 2,254	[1]		$ 26,239	[2]
Premiums Related to Share Capital [member]
Allocation of prior period loss	$ (69,800)		€ 61.8	$ (63,000)		€ 58.2

[1]	The standalone statutory loss for the year ended December 31, 2025 of the parent company was allocated to premiums related to share capital for 61.8 million euros or approximately 69.8 million U.S. dollars following the decision of the Annual General Meeting of shareholders which took place on June 25, 2026. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $2.3 million.
[2]	The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.